Financial Instruments (Details) - Schedule of Exponential Convention - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notional value [Member]
Swap of hedge
Hedge purpose (debt)	R$ 2,956	R$ 2,360
Long position
Short position	(2,956)	(2,360)
Net hedge position
Fair Value [Member]
Swap of hedge
Hedge purpose (debt)	3,230	2,542
Long position
Short position	(2,964)	(2,396)
Net hedge position	266	146
Fixed rate [Member] | Notional value [Member]
Long position
Long position total	106	106
Fixed rate [Member] | Fair Value [Member]
Long position
Long position total	110	109
USD + Fixed [Member] | Notional value [Member]
Long position
Long position total		282
USD + Fixed [Member] | Fair Value [Member]
Long position
Long position total		282
Hedge - CRI [Member] | Notional value [Member]
Long position
Long position total	2,850	1,972
Hedge - CRI [Member] | Fair Value [Member]
Long position
Long position total	R$ 3,120	R$ 2,151